Portfolio of Investments
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	3,330,000	3,473,536
Total Convertible Bonds (Cost $3,144,987)			3,473,536

Corporate Bonds & Notes 92.9%

Aerospace & Defense 1.5%
Bombardier, Inc.(a)
04/15/2027	7.875%	5,318,000	5,576,371
02/15/2028	6.000%	669,000	675,106
TransDigm UK Holdings PLC
05/15/2026	6.875%	1,017,000	1,073,693
TransDigm, Inc.(a)
03/15/2026	6.250%	7,624,000	8,005,510
01/15/2029	4.625%	1,356,000	1,339,050
05/01/2029	4.875%	2,706,000	2,688,526
TransDigm, Inc.
06/15/2026	6.375%	8,153,000	8,445,025
11/15/2027	5.500%	689,000	704,678
Total			28,507,959
Airlines 2.5%
Air Canada(a)
08/15/2026	3.875%	3,955,000	3,976,745
American Airlines, Inc.(a)
07/15/2025	11.750%	3,096,000	3,845,947
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	9,530,000	10,024,734
Delta Air Lines, Inc.
01/15/2026	7.375%	650,000	764,867
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	4,940,000	5,299,249
10/20/2028	4.750%	5,531,000	6,165,599
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	5,251,529	5,529,777
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	7,024,858	7,640,908
United Airlines, Inc.(a)
04/15/2026	4.375%	1,978,000	2,052,076
Total			45,299,902
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 4.0%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	3,835,000	3,952,763
04/01/2027	6.500%	203,000	213,331
Clarios Global LP(a)
05/15/2025	6.750%	2,270,000	2,408,959
Ford Motor Co.
04/21/2023	8.500%	1,063,000	1,176,187
04/22/2025	9.000%	2,305,000	2,808,738
04/22/2030	9.625%	319,000	454,717
01/15/2043	4.750%	4,357,000	4,699,413
Ford Motor Credit Co. LLC
03/18/2024	5.584%	8,288,000	8,981,525
11/01/2024	4.063%	1,261,000	1,330,416
06/16/2025	5.125%	1,781,000	1,953,369
11/13/2025	3.375%	4,360,000	4,513,708
01/08/2026	4.389%	2,745,000	2,955,064
08/17/2027	4.125%	5,119,000	5,477,128
02/16/2028	2.900%	2,325,000	2,319,866
11/13/2030	4.000%	3,180,000	3,355,123
IAA Spinco, Inc.(a)
06/15/2027	5.500%	781,000	817,429
Jaguar Land Rover Automotive PLC(a)
07/15/2029	5.500%	2,664,000	2,634,196
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	9,835,000	10,058,213
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	4,347,000	4,640,274
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	4,043,000	4,183,272
Tenneco, Inc.(a)
01/15/2029	7.875%	3,762,000	4,245,543
Total			73,179,234
Brokerage/Asset Managers/Exchanges 1.1%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	1,012,000	1,118,018
AG Issuer LLC(a)
03/01/2028	6.250%	985,000	1,010,331
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	1,625,000	1,707,638
Hightower Holding LLC(a)
04/15/2029	6.750%	4,062,000	4,173,220
Columbia High Yield Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NFP Corp.(a)
08/15/2028	4.875%	3,424,000	3,492,895
08/15/2028	6.875%	9,110,000	9,352,633
Total			20,854,735
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	7,798,000	8,051,871
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,198,000	2,290,864
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	1,822,000	1,863,615
Interface, Inc.(a)
12/01/2028	5.500%	551,000	577,867
SRS Distribution, Inc.(a)
07/01/2028	4.625%	1,967,000	2,028,624
07/01/2029	6.125%	3,821,000	3,965,934
White Cap Buyer LLC(a)
10/15/2028	6.875%	3,224,000	3,430,334
Total			22,209,109
Cable and Satellite 6.5%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	3,194,000	3,295,446
06/01/2029	5.375%	6,200,000	6,770,518
03/01/2030	4.750%	11,138,000	11,773,978
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,887,000	1,973,478
CSC Holdings LLC(a)
02/01/2029	6.500%	13,364,000	14,749,775
01/15/2030	5.750%	2,571,000	2,716,189
12/01/2030	4.125%	1,315,000	1,316,730
02/15/2031	3.375%	7,622,000	7,249,260
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	2,112,000	2,207,504
DISH DBS Corp.
07/01/2026	7.750%	3,023,000	3,461,294
DISH DBS Corp.(a)
06/01/2029	5.125%	16,858,000	16,782,353
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	2,395,000	2,493,280
09/15/2028	6.500%	6,928,000	7,099,807
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	3,401,172
08/01/2027	5.000%	1,035,000	1,085,249
07/01/2030	4.125%	6,167,000	6,316,960
Videotron Ltd.(a)
06/15/2029	3.625%	2,214,000	2,281,299
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(a)
07/15/2030	5.000%	7,349,000	7,608,084
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	3,470,000	3,563,706
Ziggo BV(a)
01/15/2027	5.500%	11,133,000	11,540,961
01/15/2030	4.875%	1,451,000	1,485,702
Total			119,172,745
Chemicals 2.4%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	2,300,021
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	2,767,000	2,907,153
Element Solutions, Inc.(a)
09/01/2028	3.875%	4,369,000	4,474,581
HB Fuller Co.
10/15/2028	4.250%	1,314,000	1,343,525
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,749,000	3,765,717
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	2,430,000	2,684,598
INEOS Group Holdings SA(a)
08/01/2024	5.625%	3,881,000	3,887,081
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	814,000	824,163
Ingevity Corp.(a)
02/01/2026	4.500%	1,073,000	1,087,466
11/01/2028	3.875%	3,545,000	3,555,680
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	3,244,000	3,511,616
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	2,366,000	2,428,762
SPCM SA(a)
09/15/2025	4.875%	3,211,000	3,276,967
WR Grace & Co.(a)
06/15/2027	4.875%	2,837,000	2,943,456
WR Grace Holdings LLC(a)
08/15/2029	5.625%	4,393,000	4,573,162
Total			43,563,948
Construction Machinery 0.8%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	6,756,000	6,778,520
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	2,141,506

2	Columbia High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NESCO Holdings II, Inc.(a)
04/15/2029	5.500%	2,398,000	2,488,959
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	3,058,000	3,138,864
Total			14,547,849
Consumer Cyclical Services 2.5%
APX Group, Inc.
09/01/2023	7.625%	6,577,000	6,702,358
APX Group, Inc.(a)
02/15/2027	6.750%	1,020,000	1,092,763
07/15/2029	5.750%	1,237,000	1,240,597
Arches Buyer, Inc.(a)
06/01/2028	4.250%	2,298,000	2,333,863
12/01/2028	6.125%	654,000	673,259
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	1,082,011
06/01/2028	4.625%	1,915,000	1,998,856
Staples, Inc.(a)
04/15/2026	7.500%	3,381,000	3,425,110
04/15/2027	10.750%	1,384,000	1,349,621
Uber Technologies, Inc.(a)
05/15/2025	7.500%	11,165,000	11,907,498
08/15/2029	4.500%	13,988,000	13,761,287
Total			45,567,223
Consumer Products 0.7%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	2,225,000	2,366,618
Mattel, Inc.(a)
12/15/2027	5.875%	2,735,000	2,987,522
Mattel, Inc.
11/01/2041	5.450%	776,000	939,483
Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,501,188
Scotts Miracle-Gro Co. (The)(a)
02/01/2032	4.375%	3,419,000	3,466,225
Spectrum Brands, Inc.
07/15/2025	5.750%	2,076,000	2,124,453
Total			13,385,489
Diversified Manufacturing 1.1%
CFX Escrow Corp.(a)
02/15/2026	6.375%	863,000	907,327
Madison IAQ LLC(a)
06/30/2028	4.125%	1,444,000	1,451,659
06/30/2029	5.875%	4,624,000	4,733,341
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	3,127,610
Vertical Holdco GmbH(a)
07/15/2028	7.625%	566,000	613,092
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,185,986
Welbilt, Inc.
02/15/2024	9.500%	1,206,000	1,244,972
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	3,201,000	3,442,579
06/15/2028	7.250%	2,471,000	2,750,888
Total			19,457,454
Electric 4.8%
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	2,597,000	2,721,891
Calpine Corp.(a)
06/01/2026	5.250%	1,789,000	1,841,790
Clearway Energy Operating LLC
09/15/2026	5.000%	5,701,000	5,851,509
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	4,159,000	4,406,824
02/15/2031	3.750%	9,935,000	10,104,580
FirstEnergy Corp.
11/15/2031	7.375%	1,042,000	1,458,135
FirstEnergy Corp.(c)
07/15/2047	5.350%	1,563,000	1,957,670
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	5,183,000	5,295,008
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	11,998,000	12,956,109
NRG Energy, Inc.
01/15/2027	6.625%	460,000	476,968
NRG Energy, Inc.(a)
02/15/2029	3.375%	2,639,000	2,650,640
06/15/2029	5.250%	4,667,000	5,059,820
02/15/2031	3.625%	7,913,000	8,050,097
02/15/2032	3.875%	4,057,000	4,113,844
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	2,180,000	2,277,722
PG&E Corp.
07/01/2028	5.000%	1,985,000	1,970,345
07/01/2030	5.250%	2,810,000	2,773,899
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	2,550,000	2,753,678
01/15/2030	4.750%	3,725,000	3,919,496

Columbia High Yield Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,180,259
02/15/2027	5.625%	2,638,000	2,746,633
07/31/2027	5.000%	1,538,000	1,599,541
05/01/2029	4.375%	2,730,000	2,771,175
Total			88,937,633
Environmental 1.4%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	2,474,000	2,566,084
08/01/2025	3.750%	2,894,000	2,980,188
12/15/2026	5.125%	3,627,000	3,827,879
08/01/2028	4.000%	3,368,000	3,344,200
06/15/2029	4.750%	4,421,000	4,545,167
08/15/2029	4.375%	2,054,000	2,063,783
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	7,145,000	7,278,232
Total			26,605,533
Finance Companies 1.2%
Global Aircraft Leasing Co., Ltd.(a),(b)
09/15/2024	6.500%	1,923,835	1,905,633
Navient Corp.
03/15/2028	4.875%	2,572,000	2,618,377
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	5,305,000	5,463,076
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	4,291,000	4,378,412
03/01/2031	3.875%	1,983,000	2,029,732
Springleaf Finance Corp.
03/15/2024	6.125%	4,775,000	5,147,345
Total			21,542,575
Food and Beverage 4.4%
Aramark Services, Inc.(a)
05/01/2025	6.375%	1,025,000	1,083,939
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	10,948,000	11,269,261
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	2,161,000	2,279,941
Kraft Heinz Foods Co.
05/15/2027	3.875%	3,665,000	4,037,763
06/01/2046	4.375%	4,406,000	5,089,872
10/01/2049	4.875%	3,360,000	4,186,998
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	4,131,000	5,288,808
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,055,000	2,115,250
11/01/2026	4.875%	3,963,000	4,081,794
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(a)
05/01/2025	6.875%	733,000	777,798
10/15/2027	5.500%	2,520,000	2,624,577
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	9,032,000	9,729,984
Pilgrim’s Pride Corp.(a),(d)
03/01/2032	3.500%	8,338,000	8,515,328
Post Holdings, Inc.(a)
03/01/2027	5.750%	6,972,000	7,294,620
04/15/2030	4.625%	5,296,000	5,412,462
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	2,749,000	2,775,958
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	2,133,000	2,171,186
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	2,687,000	2,657,075
Total			81,392,614
Gaming 4.0%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	995,000	1,081,226
06/15/2031	4.750%	4,367,000	4,511,308
Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,951,125
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	3,593,000	3,644,976
CCM Merger, Inc.(a)
05/01/2026	6.375%	2,305,000	2,429,318
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,023,000	1,075,317
07/01/2025	6.250%	5,395,000	5,700,903
07/01/2027	8.125%	4,978,000	5,508,512
International Game Technology PLC(a)
02/15/2025	6.500%	2,515,000	2,805,341
04/15/2026	4.125%	1,892,000	1,965,519
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	3,784,000	4,073,906
02/15/2029	3.875%	775,000	819,895
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	5,202,000	5,267,724
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	2,071,000	2,067,577
Scientific Games International, Inc.(a)
07/01/2025	8.625%	1,285,000	1,387,361
10/15/2025	5.000%	5,966,000	6,137,405
03/15/2026	8.250%	6,838,000	7,276,921
05/15/2028	7.000%	2,215,000	2,383,280
11/15/2029	7.250%	4,747,000	5,296,346

4	Columbia High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	2,382,000	2,503,580
02/15/2027	3.750%	1,255,000	1,306,000
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	3,017,000	3,201,657
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	1,430,000	1,519,595
Total			73,914,792
Health Care 5.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	636,593
04/15/2029	5.000%	829,000	866,754
AdaptHealth LLC(a)
03/01/2030	5.125%	5,420,000	5,488,085
Avantor Funding, Inc.(a)
07/15/2028	4.625%	3,369,000	3,562,611
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	727,000	762,224
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	1,123,042
03/15/2029	3.750%	1,397,000	1,441,352
03/15/2031	4.000%	1,118,000	1,193,110
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	3,788,000	3,984,173
03/15/2026	8.000%	2,949,000	3,154,847
03/15/2027	5.625%	1,043,000	1,100,618
04/15/2029	6.875%	4,444,000	4,616,205
Encompass Health Corp.
02/01/2028	4.500%	917,000	961,969
HCA, Inc.
09/01/2028	5.625%	5,109,000	6,094,555
02/01/2029	5.875%	2,357,000	2,866,380
09/01/2030	3.500%	3,520,000	3,775,843
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	1,595,000	1,628,330
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	1,303,000	1,370,070
06/15/2028	5.000%	1,197,000	1,289,859
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	419,000	445,630
02/01/2028	7.250%	533,000	575,819
Radiology Partners, Inc.(a)
02/01/2028	9.250%	4,012,000	4,301,415
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	8,430,000	8,620,661
Select Medical Corp.(a)
08/15/2026	6.250%	5,661,000	5,994,060
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	454,000	461,998
04/15/2027	10.000%	1,649,000	1,792,894
Syneos Health, Inc.(a)
01/15/2029	3.625%	1,134,000	1,128,751
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,290,159
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	985,672
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	1,638,000	1,755,069
02/01/2027	6.250%	4,418,000	4,612,184
11/01/2027	5.125%	5,796,000	6,099,882
10/01/2028	6.125%	6,728,000	7,113,460
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	2,101,000	2,184,655
03/01/2026	6.375%	2,000,000	2,084,535
Total			97,363,464
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	8,188,000	8,473,910
08/01/2031	2.625%	936,000	949,065
Total			9,422,975
Home Construction 0.5%
Meritage Homes Corp.(a)
04/15/2029	3.875%	1,930,000	2,060,113
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	1,563,000	1,611,198
04/01/2029	4.750%	513,000	529,519
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	2,300,000	2,424,519
03/01/2024	5.625%	2,745,000	2,953,540
Total			9,578,889
Independent Energy 6.4%
Apache Corp.
11/15/2025	4.625%	1,771,000	1,921,219
11/15/2027	4.875%	2,362,000	2,582,950
10/15/2028	4.375%	3,735,000	4,028,664
01/15/2030	4.250%	1,554,000	1,672,631
09/01/2040	5.100%	2,696,000	2,997,098
02/01/2042	5.250%	755,000	839,165
04/15/2043	4.750%	2,937,000	3,151,615
01/15/2044	4.250%	539,000	547,427
Callon Petroleum Co.
10/01/2024	6.125%	1,724,000	1,672,708
07/01/2026	6.375%	11,000,000	10,267,737

Columbia High Yield Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.(a)
08/01/2028	8.000%	5,947,000	5,721,589
CNX Resources Corp.(a)
03/14/2027	7.250%	4,290,000	4,547,400
01/15/2029	6.000%	3,486,000	3,628,704
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,886,000	1,979,106
01/15/2030	5.875%	1,563,000	1,565,087
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	1,378,000	1,414,438
Encana Corp.
08/15/2034	6.500%	134,000	179,174
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	1,224,000	1,288,147
EQT Corp.
01/15/2029	5.000%	1,846,000	2,088,321
EQT Corp.(c)
02/01/2030	8.750%	2,547,000	3,311,375
EQT Corp.(a)
05/15/2031	3.625%	2,021,000	2,136,856
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,645,000	2,732,610
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	2,711,000	2,798,151
Matador Resources Co.
09/15/2026	5.875%	6,823,000	6,855,770
Newfield Exploration Co.
07/01/2024	5.625%	239,000	266,228
01/01/2026	5.375%	2,025,000	2,287,508
Occidental Petroleum Corp.
04/15/2026	3.400%	4,798,000	4,957,597
08/15/2026	3.200%	1,119,000	1,153,872
08/15/2029	3.500%	4,708,000	4,881,457
09/01/2030	6.625%	6,530,000	8,141,886
01/01/2031	6.125%	1,687,000	2,039,595
09/15/2036	6.450%	1,938,000	2,431,765
06/15/2045	4.625%	3,033,000	3,136,010
03/15/2046	6.600%	1,129,000	1,428,202
04/15/2046	4.400%	8,138,000	8,296,116
08/15/2049	4.400%	996,000	1,003,374
Ovintiv, Inc.
11/01/2031	7.200%	305,000	406,260
SM Energy Co.
09/15/2026	6.750%	5,301,000	5,329,471
01/15/2027	6.625%	1,317,000	1,323,682
07/15/2028	6.500%	1,492,000	1,503,974
Total			118,514,939
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 3.1%
Carnival Corp.(a)
03/01/2026	7.625%	8,578,000	9,122,426
03/01/2027	5.750%	5,805,000	5,932,424
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	2,873,000	2,899,469
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	4,476,000	4,658,300
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	1,198,000	1,282,534
Cinemark USA, Inc.(a)
03/15/2026	5.875%	5,139,000	5,115,906
07/15/2028	5.250%	2,457,000	2,334,213
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	383,000	389,167
NCL Corp Ltd.(a)
03/15/2026	5.875%	4,309,000	4,334,539
NCL Corp.,Ltd.(a)
12/15/2024	3.625%	1,905,000	1,799,930
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	2,942,000	3,208,315
07/01/2026	4.250%	4,697,000	4,580,263
08/31/2026	5.500%	2,729,000	2,765,311
04/01/2028	5.500%	3,572,000	3,599,300
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	3,269,000	3,307,499
Viking Cruises Ltd.(a)
09/15/2027	5.875%	905,000	876,432
VOC Escrow Ltd.(a)
02/15/2028	5.000%	742,000	733,446
Total			56,939,474
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	1,328,000	1,393,378
05/01/2028	5.750%	3,120,000	3,372,243
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	280,000	284,717
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	1,105,000	1,117,439
Total			6,167,777
Media and Entertainment 4.3%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	9,728,000	9,971,169

6	Columbia High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel International BV(a)
08/01/2025	6.625%	4,173,000	4,357,503
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	6,189,000	6,456,980
06/01/2029	7.500%	3,764,000	3,894,835
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	4,457,000	4,585,498
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	963,000	639,149
08/15/2027	6.625%	2,128,000	915,110
iHeartCommunications, Inc.
05/01/2026	6.375%	3,158,583	3,337,795
05/01/2027	8.375%	7,376,817	7,830,677
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,118,000	1,172,321
01/15/2028	4.750%	3,542,000	3,674,899
Netflix, Inc.
11/15/2028	5.875%	7,531,000	9,346,801
05/15/2029	6.375%	452,000	579,843
Netflix, Inc.(a)
11/15/2029	5.375%	3,294,000	4,049,645
06/15/2030	4.875%	4,721,000	5,653,681
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	1,896,000	1,953,231
01/15/2029	4.250%	1,468,000	1,471,292
03/15/2030	4.625%	4,828,000	4,887,720
Playtika Holding Corp.(a)
03/15/2029	4.250%	3,718,000	3,754,798
Total			78,532,947
Metals and Mining 3.3%
Alcoa Nederland Holding BV(a)
09/30/2026	7.000%	1,675,000	1,749,351
03/31/2029	4.125%	1,826,000	1,926,562
Commercial Metals Co.
02/15/2031	3.875%	499,000	511,016
Constellium NV(a)
02/15/2026	5.875%	9,260,000	9,462,327
Constellium SE(a)
06/15/2028	5.625%	2,534,000	2,678,980
04/15/2029	3.750%	5,655,000	5,619,078
Freeport-McMoRan, Inc.
09/01/2029	5.250%	4,254,000	4,707,683
03/15/2043	5.450%	5,955,000	7,617,854
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	2,633,000	2,652,902
04/01/2029	6.125%	10,795,000	11,611,221
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	4,523,000	4,684,886
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
11/15/2026	3.250%	2,314,000	2,372,442
01/30/2030	4.750%	2,560,000	2,726,214
08/15/2031	3.875%	2,791,000	2,817,679
Total			61,138,195
Midstream 6.6%
Cheniere Energy Partners LP
10/01/2026	5.625%	2,539,000	2,627,503
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	2,174,000	2,290,915
Cheniere Energy, Inc.
10/15/2028	4.625%	3,343,000	3,529,570
DCP Midstream Operating LP
07/15/2027	5.625%	1,827,000	2,073,438
04/01/2044	5.600%	4,002,000	4,602,517
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	4,102,580
DT Midstream, Inc.(a)
06/15/2029	4.125%	2,760,000	2,833,554
06/15/2031	4.375%	2,208,000	2,280,389
EQM Midstream Partners LP(a)
07/01/2025	6.000%	3,259,000	3,539,329
07/01/2027	6.500%	2,315,000	2,581,787
01/15/2029	4.500%	2,593,000	2,636,707
01/15/2031	4.750%	7,823,000	7,959,119
Hess Midstream Operations LP(a)
02/15/2030	4.250%	1,101,000	1,115,185
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	4,181,000	4,267,770
ITT Holdings LLC(a)
08/01/2029	6.500%	316,000	322,457
NuStar Logistics LP
10/01/2025	5.750%	1,639,000	1,763,486
06/01/2026	6.000%	2,535,000	2,741,798
04/28/2027	5.625%	6,524,000	6,936,376
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	5,518,000	5,629,848
Sunoco LP/Finance Corp.
02/15/2026	5.500%	5,676,000	5,834,451
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	964,000	999,213
01/15/2028	5.000%	10,197,000	10,709,641
03/01/2030	5.500%	6,463,000	7,135,394
02/01/2031	4.875%	2,446,000	2,659,445
Targa Resources Partners LP/Finance Corp.(a)
01/15/2032	4.000%	2,339,000	2,449,251
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,106,000	5,261,486

Columbia High Yield Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	2,784,000	2,875,839
08/15/2031	4.125%	3,252,000	3,410,208
Western Gas Partners LP
07/01/2026	4.650%	2,009,000	2,160,481
08/15/2028	4.750%	5,131,000	5,627,786
Western Midstream Operating LP
02/01/2025	4.350%	7,101,000	7,459,979
03/01/2028	4.500%	641,000	690,059
Total			121,107,561
Oil Field Services 1.0%
Apergy Corp.
05/01/2026	6.375%	4,696,000	4,908,674
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,604,000	1,459,170
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	12,743,386	12,216,874
Total			18,584,718
Other REIT 1.6%
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	5,585,000	5,597,619
10/01/2025	5.250%	4,359,000	4,420,212
02/01/2027	4.250%	2,309,000	2,335,188
06/15/2029	4.750%	6,958,000	7,112,647
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	2,852,000	3,039,010
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	2,776,000	2,858,449
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,920,263
Service Properties Trust
03/15/2024	4.650%	1,517,000	1,542,821
10/01/2024	4.350%	704,000	713,817
Total			29,540,026
Packaging 2.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	7,374,000	7,513,341
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	2,283,000	2,391,464
08/15/2026	4.125%	2,762,000	2,873,263
08/15/2027	5.250%	4,499,000	4,655,370
08/15/2027	5.250%	1,424,000	1,471,650
BWAY Holding Co.(a)
04/15/2024	5.500%	4,416,000	4,459,718
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	1,582,000	1,613,685
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	5,601,000	5,871,161
Novolex(a)
01/15/2025	6.875%	1,805,000	1,826,420
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,623,493
Total			36,299,565
Pharmaceuticals 2.3%
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	5,145,000	5,269,345
04/01/2026	9.250%	4,619,000	4,975,104
01/31/2027	8.500%	2,535,000	2,725,824
01/15/2028	7.000%	1,894,000	1,963,944
06/01/2028	4.875%	1,331,000	1,365,447
02/15/2029	6.250%	3,397,000	3,371,886
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	1,135,000	1,114,953
06/30/2028	6.000%	1,684,000	1,052,138
Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	2,064,125
Organon Finance 1 LLC(a)
04/30/2028	4.125%	8,273,000	8,534,720
04/30/2031	5.125%	6,155,000	6,455,744
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	3,818,000	3,867,561
Total			42,760,791
Property & Casualty 1.4%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	2,402,000	2,409,853
10/15/2027	6.750%	6,770,000	7,051,833
AssuredPartners, Inc.(a)
01/15/2029	5.625%	2,660,000	2,676,633
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	3,987,000	4,020,918
HUB International Ltd.(a)
05/01/2026	7.000%	5,080,000	5,260,148
MGIC Investment Corp.
08/15/2028	5.250%	460,000	492,970
Radian Group, Inc.
03/15/2025	6.625%	179,000	201,798
03/15/2027	4.875%	1,061,000	1,167,883
USI, Inc.(a)
05/01/2025	6.875%	2,804,000	2,861,410
Total			26,143,446

8	Columbia High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 1.0%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	2,265,000	2,392,077
01/15/2028	3.875%	4,964,000	5,023,748
IRB Holding Corp.(a)
06/15/2025	7.000%	2,261,000	2,417,999
02/15/2026	6.750%	6,967,000	7,201,521
Yum! Brands, Inc.(a)
04/01/2025	7.750%	436,000	469,684
Total			17,505,029
Retailers 0.9%
L Brands, Inc.(a)
07/01/2025	9.375%	667,000	861,040
L Brands, Inc.
02/01/2028	5.250%	1,472,000	1,649,031
11/01/2035	6.875%	5,027,000	6,458,053
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,565,000	1,608,832
Penske Automotive Group, Inc.
09/01/2025	3.500%	859,000	888,314
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	3,647,000	3,796,718
02/15/2029	7.750%	902,000	991,389
Total			16,253,377
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	1,874,000	2,041,345
02/15/2028	5.875%	1,043,000	1,119,092
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,265,000	2,327,324
01/15/2027	4.625%	3,021,000	3,207,501
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	759,000	796,950
Total			9,492,212
Technology 5.9%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,873,000	2,929,518
08/01/2025	6.875%	2,691,000	2,743,966
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	788,000	825,290
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	4,002,000	4,051,348
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	897,000	959,959
03/01/2026	9.125%	546,000	572,188
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	884,000	932,089
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,250,893
CDK Global, Inc.
06/01/2027	4.875%	2,037,000	2,145,687
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	2,209,000	2,247,055
07/01/2029	4.875%	4,884,000	5,035,664
CommScope Technologies LLC(a)
06/15/2025	6.000%	3,491,000	3,550,516
Everi Holdings, Inc.(a)
07/15/2029	5.000%	473,000	484,054
Gartner, Inc.(a)
07/01/2028	4.500%	2,740,000	2,906,613
06/15/2029	3.625%	1,678,000	1,728,459
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	4,163,255
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	3,709,000	3,825,909
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,196,000	1,248,469
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	4,816,000	5,006,660
Microchip Technology, Inc.
09/01/2025	4.250%	2,608,000	2,748,845
NCR Corp.(a)
10/01/2028	5.000%	5,978,000	6,189,786
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,916,000	2,017,156
07/15/2029	4.500%	2,215,000	2,199,572
10/01/2030	5.875%	741,000	791,914
07/15/2031	4.750%	2,772,000	2,740,026
Plantronics, Inc.(a)
03/01/2029	4.750%	9,854,000	9,436,113
PTC, Inc.(a)
02/15/2025	3.625%	723,000	740,409
02/15/2028	4.000%	1,043,000	1,079,589
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	6,153,000	6,602,756
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	696,000	802,187
09/01/2025	7.375%	832,000	882,132
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	2,630,000	2,730,185
Square, Inc.(a)
06/01/2026	2.750%	906,000	931,827
06/01/2031	3.500%	3,039,000	3,160,962

Columbia High Yield Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Switch Ltd.(a)
09/15/2028	3.750%	938,000	954,879
06/15/2029	4.125%	2,211,000	2,284,030
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,447,000	1,527,321
Verscend Escrow Corp.(a)
08/15/2026	9.750%	4,487,000	4,745,429
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	7,607,000	7,669,512
Total			107,842,222
Transportation Services 0.0%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	881,000	896,417
Wireless 4.1%
Altice France Holding SA(a)
05/15/2027	10.500%	4,123,000	4,532,066
02/15/2028	6.000%	8,327,000	8,267,490
Altice France SA(a)
02/01/2027	8.125%	3,670,000	3,982,222
07/15/2029	5.125%	6,266,000	6,337,546
SBA Communications Corp.
09/01/2024	4.875%	10,899,000	11,066,827
Sprint Capital Corp.
11/15/2028	6.875%	8,231,000	10,735,438
T-Mobile USA, Inc.
02/15/2026	2.250%	1,153,000	1,174,230
02/01/2028	4.750%	3,381,000	3,609,766
02/15/2029	2.625%	4,715,000	4,791,755
02/15/2031	2.875%	2,619,000	2,691,595
04/15/2031	3.500%	887,000	944,871
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	5,157,000	5,481,038
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	5,551,235
07/15/2031	4.750%	6,483,000	6,656,036
Total			75,822,115
Wirelines 1.8%
Cablevision Lightpath LLC(a)
09/15/2028	5.625%	1,913,000	1,924,334
CenturyLink, Inc.
04/01/2024	7.500%	7,238,000	8,062,239
CenturyLink, Inc.(a)
12/15/2026	5.125%	2,571,000	2,657,953
02/15/2027	4.000%	1,570,000	1,611,422
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	5,856,000	5,794,452
03/01/2028	6.125%	3,961,000	4,031,200
Level 3 Financing, Inc.(a)
07/01/2028	4.250%	6,359,000	6,446,510
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	2,206,000	2,266,372
Total			32,794,482
Total Corporate Bonds & Notes (Cost $1,642,948,609)			1,710,839,415

Exchange-Traded Fixed Income Funds 1.1%
	Shares	Value ($)
High Yield 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF	231,600	20,401,644
Total Exchange-Traded Fixed Income Funds (Cost $20,057,605)		20,401,644

Foreign Government Obligations(e) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	3,114,000	3,326,499
Total Foreign Government Obligations (Cost $3,183,464)			3,326,499

Senior Loans 2.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
WR Grace & Co.(f),(g),(h)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/11/2028	4.250%	1,953,000	1,956,262
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(g),(h)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.839%	3,113,419	3,026,492
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.839%	3,441,442	3,398,424
Total			6,424,916

10	Columbia High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.1%
BellRing Brands LLC(g),(h)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	2,295,377	2,301,483
Health Care 0.4%
Radiology Partners, Inc.(g),(h)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.346%	1,488,000	1,477,643
Surgery Center Holdings, Inc.(g),(h)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	4,930,115	4,930,904
Total			6,408,547
Media and Entertainment 0.2%
Cengage Learning, Inc.(f),(g),(h)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	3,988,729	3,997,584
Restaurants 0.2%
IRB Holding Corp.(g),(h)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	4,506,204	4,487,909
Technology 0.6%
Applied Systems, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/19/2024	3.750%	1,747,800	1,744,882
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(g),(h)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	1,462,788	1,460,696
DCert Buyer, Inc.(g),(h)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.085%	2,702,000	2,721,292
Epicore Software Corp.(g),(h)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	1,039,000	1,067,573
Project Alpha Intermediate Holding, Inc.(g),(h)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.090%	2,496,866	2,494,643
UKG, Inc.(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.835%	1,858,890	1,859,280
Total			11,348,366
Total Senior Loans (Cost $36,983,993)			36,925,067

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(i),(j)	50,618,555	50,613,493
Total Money Market Funds (Cost $50,616,258)		50,613,493
Total Investments in Securities (Cost: $1,756,934,916)		1,825,579,654
Other Assets & Liabilities, Net		16,820,446
Net Assets		1,842,400,100

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2021, the total value of these securities amounted to $1,299,964,988, which represents 70.56% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2021.
(d)	Represents a security purchased on a when-issued basis.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents a security purchased on a forward commitment basis.
Columbia High Yield Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	The stated interest rate represents the weighted average interest rate at August 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Variable rate security. The interest rate shown was the current rate as of August 31, 2021.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	51,310,701	168,673,764	(169,370,973)	1	50,613,493	—	6,810	50,618,555
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia High Yield Bond Fund | Quarterly Report 2021

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